Chapter 11 Reorganization (Schedule Of Liabilities Subject To Compromise) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reorganizations [Abstract]
Long-term debt	$ 1,198	$ 1,198	$ 2,482
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,971	3,716	1,868
Pension and postretirement benefits	1,237	1,250	0
Accounts payable and other accrued liabilities	385	442	489
Other	(12)	0	4
Total liabilities subject to compromise	$ 6,779	$ 6,606	$ 4,843